Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instrument Risk Management [Abstract]
Schedule of contractual maturities financial liabilities
	Within	Between one and	More than
	one year	five years	five years
Accounts payable and accrued liabilities	$2,656,679	$-	$-
Accrued payroll	260,000	-	-
Convertible debt	75,238	-	-
Silent partnerships	965,335	943,214	-
Lease liabilities	285,354	771,457	187,659
	$4,242,606	$1,714,671	$187,659

	Within	Between one and	More than
	one year	five years	five years
Accounts payable and accrued liabilities	$943,178	$-	$-
Convertible debt	81,623	-	-
Loans payable	121,087	-	-
Silent partnerships	-	2,033,162	-
Lease liabilities	100,251	377,711	151,120
	$1,246,139	$2,410,873	$151,120